OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating Leases
SCHEDULE OF LEASE – RELATED ASSETS AND LIABILITIES

Lease – related assets and liabilities recorded on the Balance Sheets are as follows:

	December 31,
	2024	2023
Assets
Right of use asset – long term	$883,029	$275,208

Total right of use asset	$883,029	$275,208

Liabilities
Right of use liability – current	$279,176	$151,627
Right of use liability – long-term	628,274	132,488

Total lease liabilities	$907,450	$284,115

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturity of lease liabilities	June 30, 2025 (Unaudited)
2026	$405,918
2027	400,523
2028	543,993
2029	551,231
2030	359,500
Thereafter	836,398
Total future undiscounted lease payments	3,097,563
Less: interest	(939,330)
Present value of lease liabilities	$2,158,233

As of December 31, 2024, maturities of lease liabilities were as follows:

Maturities
2025	$342,065
2026	187,600
2027	185,100
2028	185,100
2029	185,094
Total	1,084,959
Less imputed interest	177,509
Total lease liabilities	$907,450

SCHEDULE OF LEASE COST

We recognized lease costs associated with all leases as follows:

	For the Year ended December 31,
	2024	2023
Operating lease expenses:
Fixed rent expense	$425,291	$316,551
Variable rent expense	625	625
Total lease expenses	$425,916	$317,176